Warrants (Details Textuals) - Warrant [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Issueds of warrants	240,444	804,139
Granted, weighted average	$ 0.7875	$ 1.20
Proceed from warrant issued		$ 10